                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP GROWTH FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Precision Castparts                                      20,730            $2,140,580
Rockwell Collins                                         37,402             1,966,971
                                                                      ---------------
Total                                                                       4,107,551
-------------------------------------------------------------------------------------


AIRLINES (1.4%)
AMR                                                     179,989(b,g)        1,859,286
Continental Airlines Cl B                                52,748(b,g)          857,155
Northwest Airlines                                       82,554(b,g)          807,378
UAL                                                     397,389(g)          4,414,992
US Airways Group                                        411,912(b,g)        3,497,133
                                                                      ---------------
Total                                                                      11,435,944
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Harley-Davidson                                          44,199             1,758,236
-------------------------------------------------------------------------------------


BEVERAGES (0.7%)
Hansen Natural                                           59,105(b)          1,624,205
Pepsi Bottling Group                                    128,544             3,802,332
                                                                      ---------------
Total                                                                       5,426,537
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (5.0%)
BioMarin Pharmaceutical                                  61,234(b)          1,845,593
Celera                                                1,407,856(b)         19,709,983
Cepheid                                                 224,033(b)          4,167,014
Genzyme                                                 109,679(b)          8,587,866
OSI Pharmaceuticals                                     135,726(b)          6,854,163
                                                                      ---------------
Total                                                                      41,164,619
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.0%)
Legg Mason                                               57,044             2,540,169
Northern Trust                                           90,338             7,262,272
T Rowe Price Group                                      113,204             6,719,789
TD Ameritrade Holding                                   800,591(b)         16,356,075
                                                                      ---------------
Total                                                                      32,878,305
-------------------------------------------------------------------------------------


CHEMICALS (1.2%)
Sigma-Aldrich                                           125,710             7,135,299
Zoltek Companies                                        149,126(b,d)        2,539,616
                                                                      ---------------
Total                                                                       9,674,915
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.1%)
Marshall & Ilsley                                       118,086             1,818,524
TCF Financial                                           463,022             7,292,597
                                                                      ---------------
Total                                                                       9,111,121
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (6.8%)
Brocade Communications Systems                          980,382(b)          7,274,434
Ciena                                                 1,041,085(b)         18,094,058
F5 Networks                                             227,007(b)          7,743,209
Infinera                                                 33,062(b)            364,343
Juniper Networks                                        417,194(b)         10,721,886
ORBCOMM                                                 337,307(b,d)        1,942,888
Riverbed Technology                                     569,629(b)          9,689,389
                                                                      ---------------
Total                                                                      55,830,207
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.9%)
Data Domain                                              90,586(b,d)        2,074,419
Immersion                                               108,003(b)            718,220
NetApp                                                   74,883(b)          1,908,019
SanDisk                                                 102,190(b)          1,477,667
Sun Microsystems                                      1,710,430(b)         15,393,870
Synaptics                                                47,549(b)          2,488,715
                                                                      ---------------
Total                                                                      24,060,910
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.4%)
Chicago Bridge & Iron                                    44,864(c)          1,436,545
Fluor                                                    73,163             5,862,551
Foster Wheeler                                           44,704(b)          2,221,342
Quanta Services                                         321,202(b)         10,259,192
                                                                      ---------------
Total                                                                      19,779,630
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.5%)
Martin Marietta Materials                                33,057(d)          3,732,135
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
First Marblehead                                        557,422             2,296,579
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
LKQ                                                      63,273(b)          1,185,103
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.4%)
Strayer Education                                        14,625             3,068,910
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
NYSE Euronext                                            37,915             1,538,970
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Level 3 Communications                                  578,227(b)          1,983,319
tw telecom                                              217,434(b)          3,335,437
                                                                      ---------------
Total                                                                       5,318,756
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                         64,923             2,942,960
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (9.5%)
Canadian Solar                                           87,397(b,c)        2,833,411
Energy Conversion Devices                               148,750(b,d)       11,181,537
Evergreen Solar                                       1,108,589(b,d)       10,453,994
First Solar                                              38,589(b)         10,675,647
FuelCell Energy                                         439,551(b,d)        3,050,484
General Cable                                            63,061(b)          3,103,862
Hubbell Cl B                                            355,180            15,453,881
JA Solar Holdings ADR                                   276,959(b,c)        4,938,179
Real Goods Solar Cl A                                   477,882(b)          2,996,320
Roper Inds                                               42,947             2,537,309
SunPower Cl A                                             8,925(b)            870,634
Suntech Power Holdings ADR                               24,469(b,c)        1,169,863
Yingli Green Energy Holding ADR                         443,654(b,c,d)      7,990,209
                                                                      ---------------
Total                                                                      77,255,330
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
BJ Services                                             397,374            10,669,492
ENSCO Intl                                              109,279             7,406,931
Natl Oilwell Varco                                       21,417(b)          1,579,075
Smith Intl                                               39,644             2,763,187
                                                                      ---------------
Total                                                                      22,418,685
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.2%)
Dean Foods                                               81,292(b)          2,046,120
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Questar                                                  58,957             3,059,279
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Hologic                                                 213,470(b)          4,529,833
St. Jude Medical                                        544,530(b)         24,955,810
Varian Medical Systems                                   93,022(b)          5,875,270
                                                                      ---------------
Total                                                                      35,360,913
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AUG. 31, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen                                       130,391            $5,347,335
Community Health Systems                                113,817(b)          3,927,825
Coventry Health Care                                     55,555(b)          1,945,536
Express Scripts                                          51,427(b)          3,775,256
Health Net                                               69,830(b)          1,930,800
Omnicare                                                157,292             5,072,667
Pediatrix Medical Group                                 101,062(b)          5,755,480
Universal Health Services Cl B                           28,455             1,757,950
                                                                      ---------------
Total                                                                      29,512,849
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.9%)
Allscripts Healthcare Solutions                         277,084(b)          3,973,385
Cerner                                                   80,065(b)          3,686,993
                                                                      ---------------
Total                                                                       7,660,378
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.9%)
Brinker Intl                                            108,648             2,055,620
Darden Restaurants                                       49,768             1,457,705
Pinnacle Entertainment                                  129,465(b)          1,435,767
Starwood Hotels & Resorts Worldwide                      74,666             2,706,642
                                                                      ---------------
Total                                                                       7,655,734
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Centex                                                   84,255             1,366,616
KB Home                                                  71,706             1,491,485
Lennar Cl A                                             112,340             1,477,271
                                                                      ---------------
Total                                                                       4,335,372
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
AES                                                     220,753(b)          3,368,691
Ormat Technologies                                       87,937             4,409,161
                                                                      ---------------
Total                                                                       7,777,852
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.7%)
Orbitz Worldwide                                        903,276(b)          5,573,213
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (6.7%)
Akamai Technologies                                     398,162(b)          9,117,910
MercadoLibre                                            101,546(b,c)        3,134,725
Omniture                                                119,117(b)          2,122,665
VeriSign                                                 36,019(b)          1,151,527
VistaPrint                                            1,193,065(b,c)       39,657,481
                                                                      ---------------
Total                                                                      55,184,308
-------------------------------------------------------------------------------------


IT SERVICES (0.2%)
Cognizant Technology Solutions Cl A                      60,522(b)          1,774,505
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Polaris Inds                                             70,837(d)          3,194,040
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Techne                                                   55,351(b)          4,271,437
-------------------------------------------------------------------------------------


MACHINERY (0.6%)
ITT                                                      35,473             2,261,404
Joy Global                                               32,645             2,319,101
                                                                      ---------------
Total                                                                       4,580,505
-------------------------------------------------------------------------------------


MEDIA (1.2%)
Lamar Advertising Cl A                                   52,363(b,d)        1,945,285
Sirius XM Radio                                       6,024,030(b)          8,011,960
                                                                      ---------------
Total                                                                       9,957,245
-------------------------------------------------------------------------------------


METALS & MINING (1.1%)
Allegheny Technologies                                   53,487             2,620,863
Freeport-McMoRan Copper & Gold                           69,119             6,173,709
                                                                      ---------------
Total                                                                       8,794,572
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.1%)
Family Dollar Stores                                     66,230             1,650,452
JC Penney                                               127,058             4,951,449
Nordstrom                                                66,095             2,055,555
                                                                      ---------------
Total                                                                       8,657,456
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.9%)
CONSOL Energy                                            47,131             3,191,240
Denbury Resources                                       141,000(b)          3,509,490
El Paso                                                 481,374             8,067,828
EOG Resources                                             8,083               844,027
Frontier Oil                                            279,082             5,405,818
Murphy Oil                                               39,069             3,068,089
Newfield Exploration                                    206,240(b)          9,326,173
Petrohawk Energy                                         22,713(b)            786,097
Southwestern Energy                                     123,687(b)          4,745,870
Tesoro                                                  510,499             9,469,756
Williams Companies                                      265,222             8,192,708
                                                                      ---------------
Total                                                                      56,607,096
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Bare Escentuals                                         152,828(b,d)        1,901,180
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.9%)
Endo Pharmaceuticals Holdings                            92,985(b)          2,112,619
Mylan                                                   700,287(b,d)        9,026,699
Shire ADR                                                78,619(c)          4,173,097
                                                                      ---------------
Total                                                                      15,312,415
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.8%)
Altera                                                  106,393             2,408,738
ASML Holding                                            172,499(c)          4,079,601
Broadcom Cl A                                           365,825(b)          8,801,750
Cree                                                    117,901(b,d)        2,748,272
FormFactor                                              220,421(b)          4,229,879
Kulicke & Soffa Inds                                    208,378(b)          1,071,063
Marvell Technology Group                                118,753(b,c)        1,675,605
Maxim Integrated Products                               149,573             3,071,482
MEMC Electronic Materials                                54,749(b)          2,687,628
NVIDIA                                                  176,367(b)          2,229,279
PMC-Sierra                                            3,107,809(b)         27,970,281
ReneSola ADR                                            165,075(b,c,d)      3,128,171
                                                                      ---------------
Total                                                                      64,101,749
-------------------------------------------------------------------------------------


SOFTWARE (8.9%)
BMC Software                                             38,551(b)          1,255,221
Citrix Systems                                          290,862(b)          8,804,393
CommVault Systems                                        73,665(b)          1,241,992
Informatica                                             582,695(b)          9,830,064
Intuit                                                   96,742(b)          2,909,032
Lawson Software                                         228,131(b)          1,845,580
MICROS Systems                                           61,878(b)          1,907,080
Novell                                                  473,578(b)          3,045,107
Quest Software                                          163,552(b)          2,418,934
Salesforce.com                                           60,542(b)          3,391,563
Sybase                                                   45,851(b)          1,577,733
TIBCO Software                                        3,751,102(b)         30,721,524
VMware Cl A                                              68,947(b,d)        2,737,196
                                                                      ---------------
Total                                                                      71,685,419
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.4%)
Abercrombie & Fitch Cl A                                 42,912             2,250,734
American Eagle Outfitters                               113,708             1,711,305
Coldwater Creek                                         469,722(b)          3,419,576
GameStop Cl A                                           115,834(b)          5,081,639
J Crew Group                                            148,881(b,d)        3,931,947
Limited Brands                                          137,493             2,859,854
TJX Companies                                           118,916             4,309,516
Urban Outfitters                                         50,945(b)          1,814,661
Williams-Sonoma                                         146,173(d)          2,585,800
                                                                      ---------------
Total                                                                      27,965,032
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.5%)
lululemon athletica                                     311,813(b,c,d)      6,039,818
Polo Ralph Lauren                                        83,616             6,344,782
                                                                      ---------------
Total                                                                      12,384,600
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
MGIC Investment                                         241,661             2,032,369
Radian Group                                            533,459             2,043,148
                                                                      ---------------
Total                                                                       4,075,517
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.4%)
American Tower Cl A                                     217,997(b)          9,009,816
Crown Castle Intl                                       107,448(b)          4,018,555
NII Holdings                                             80,859(b)          4,246,715
SBA Communications Cl A                                  59,141(b)          2,065,795
                                                                      ---------------
Total                                                                      19,340,881
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $813,811,116)                                                     $807,755,070
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.0%)(e)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              49,101,550(f)        $49,101,550
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $49,101,550)                                                       $49,101,550
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $862,912,666)(h)                                                  $856,856,620
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AUG. 31, 2008

OPEN OPTIONS CONTRACTS WRITTEN AT AUG. 31, 2008


                                                  NUMBER OF      EXERCISE       PREMIUM      EXPIRATION
ISSUER                            PUTS/CALLS      CONTRACTS        PRICE       RECEIVED         DATE         VALUE(A)
---------------------------------------------------------------------------------------------------------------------
AMR                                  Call            500          $10.00        $85,999      Sept. 2008       $62,500
AMR                                  Call            500           15.00         58,500       Nov. 2008        51,250
Continental Air                      Call            175           15.00         42,322      Sept. 2008        41,125
Continental Air                      Call            175           17.50         26,577      Sept. 2008        19,250
Northwest Airlines                   Call            225           10.00         43,200      Sept. 2008        25,312
Northwest Airlines                   Call            225           12.50         22,950      Sept. 2008         8,438
United Airlines                      Call            650           10.00        108,549      Sept. 2008       131,625
United Airlines                      Call            650           12.50         62,725      Sept. 2008        60,125
US Airways                           Call            800            5.00         79,199      Sept. 2008       292,000
US Airways                           Call            800            7.50         31,200      Sept. 2008       130,000
---------------------------------------------------------------------------------------------------------------------
Total                                                                                                        $821,625
---------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2008, the value of foreign securities represented 9.8% of net assets.

(d)  At Aug. 31, 2008, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.2% of net assets. The Fund's cash equivalent position is 0.8% of net assets.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(g) At Aug. 31, 2008, securities valued at $4,844,550 were held to cover open call options written.

(h) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $862,913,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $89,992,000
Unrealized depreciation                                                     (96,048,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,056,000)
---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                   FAIR VALUE AT AUG. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $856,856,620          $--             $--        $856,856,620
Other financial instruments*                            821,625           --              --             821,625

----------------------------------------------------------------------------------------------------------------
Total                                              $857,678,245          $--             $--        $857,678,245
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, which are valued at the unrealized appreciation/depreciation on the instrument.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
4  RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Equity Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 30, 2008